Average balance sheet and interest rates	12 Months Ended
Sep. 30, 2018
Average balance sheet and interest rates
Average balance sheet and interest rates

Note 9. Average balance sheet and interest rates

The daily average balances of the Group’s interest earning assets and interest bearing liabilities are shown below along with their interest income or expense.

Consolidated	2018			2017			2016
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	Balance	Income	Rate	Balance	Income	Rate	Balance	Income	Rate
	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Receivables due from other financial institutions:
Australia	4,169	77	1.8	7,422	82	1.1	9,616	84	0.9
New Zealand	350	6	1.7	850	8	0.9	449	6	1.3
Other overseas	1,046	25	2.4	851	20	2.4	1,292	10	0.8
Trading securities and financial assets designated at fair value:
Australia	17,420	423	2.4	18,418	416	2.3	18,632	481	2.6
New Zealand	3,538	80	2.3	4,238	96	2.3	4,105	118	2.9
Other overseas	2,286	39	1.7	3,214	46	1.4	3,339	46	1.4
Available-for-sale securities:
Australia	55,458	1,692	3.1	52,457	1,573	3.0	48,151	1,581	3.3
New Zealand	3,304	136	4.1	3,479	147	4.2	3,193	141	4.4
Other overseas	2,778	86	3.1	2,272	75	3.3	2,710	86	3.2
Regulatory deposits with central banks overseas
Other overseas	1,040	23	2.2	1,035	17	1.6	1,197	13	1.1
Loans and other receivables1:
Australia	579,749	25,709	4.4	557,865	24,772	4.4	532,172	25,162	4.7
New Zealand	73,804	3,514	4.8	72,938	3,460	4.7	68,370	3,617	5.3
Other overseas	30,002	761	2.5	27,255	520	1.9	28,617	477	1.7

Total interest earning assets and interest income	774,944	32,571	4.2	752,294	31,232	4.2	721,843	31,822	4.4

Non-Interest earning assets
Cash, receivables due from other financial institutions and regulatory deposits with central banks overseas	2,376			2,000			2,431
Derivative financial instruments	34,702			37,673			48,666
Life insurance assets	10,664			12,447			12,702
All other assets2	61,938			60,111			57,913

Total non-interest earning assets	109,680			112,231			121,712

Total assets	884,624			864,525			843,555

1Loans and other receivables are stated net of provisions for impairment charges on loans. Other receivables include cash and balances with central banks and other interest earning assets.

2Include property and equipment, intangible assets, deferred tax assets, non-interest bearing loans relating to mortgage offset accounts and other assets.

Consolidated	2018			2017			2016
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	Balance	Expense	Rate	Balance	Expense	Rate	Balance	Expense	Rate
	$m	$m	%	$m	$m	%	$m	$m	%
Liabilities
Interest bearing liabilities
Payables due to other financial institutions:
Australia	16,180	262	1.6	15,740	241	1.5	16,570	301	1.8
New Zealand	1,135	17	1.5	642	9	1.4	567	10	1.8
Other overseas	1,963	40	2.0	2,451	29	1.2	2,811	34	1.2
Deposits and other borrowings:
Australia	422,006	7,308	1.7	409,586	7,344	1.8	376,115	7,801	2.1
New Zealand	51,368	1,196	2.3	51,042	1,173	2.3	48,251	1,280	2.7
Other overseas	26,599	517	1.9	24,085	351	1.5	29,336	288	1.0
Loan capital:
Australia	15,028	635	4.2	15,841	638	4.0	12,150	513	4.2
New Zealand	1,645	84	5.1	43	2	4.7	-	-	-
Other overseas	1,324	55	4.2	1,324	53	4.0	1,687	76	4.5
Other interest bearing liabilities1:
Australia	163,949	5,369	3.3	157,842	5,117	3.2	164,871	5,574	3.4
New Zealand	14,218	580	4.1	15,821	747	4.7	14,067	787	5.6
Other overseas	94	3	3.2	507	12	2.4	851	10	1.2

Total interest bearing liabilities and interest expense	715,509	16,066	2.2	694,924	15,716	2.3	667,276	16,674	2.5

Non-interest bearing liabilities Deposits and payables due to other financial institutions:
Australia	42,377			40,514			36,594
New Zealand	5,289			4,716			4,105
Other overseas	824			869			1,023
Derivative financial instruments	37,504			42,780			55,956
Life insurance liabilities	8,874			10,560			10,985
All other liabilities2	12,199			11,586			11,145

Total non-interest bearing liabilities	107,067			111,025			119,808

Total liabilities	822,576			805,949			787,084

Shareholders’ equity	62,017			58,556			55,896
Non-controlling interests	31			20			575

Total equity	62,048			58,576			56,471

Total liabilities and equity	884,624			864,525			843,555

1Include net impact of Treasury balance sheet management activities and the Bank Levy. 2Include other liabilities, provisions, current and deferred tax liabilities.

Net interest income may vary from year to year due to changes in the volume of, and interest rates associated with, interest earning assets and interest bearing liabilities. The table below allocates the change in net interest income between changes in volume and interest rate for those assets and liabilities.

Calculation of variances

▪	volume changes are determined based on the movements in average asset and liability balances;

▪	interest rate changes are determined based on the change in interest rate associated with those assets and liabilities.

Where variances arise due to a combination of volume and interest rate changes, the absolute dollar value of each change is allocated in proportion to their impact on the total change.

Consolidated	2018			2017
	Change Due to			Change Due to
$m	Volume	Rate	Total	Volume	Rate	Total
Interest earning assets
Receivables due from other financial institutions:
Australia	(36)	31	(5)	(19)	17	(2)
New Zealand	(5)	3	(2)	5	(3)	2
Other overseas	5	-	5	(3)	13	10
Trading securities and financial assets designated at fair value:
Australia	(23)	30	7	(6)	(59)	(65)
New Zealand	(16)	-	(16)	4	(26)	(22)
Other overseas	(13)	6	(7)	(2)	2	-
Available-for-sale securities:
Australia	90	29	119	141	(149)	(8)
New Zealand	(7)	(4)	(11)	13	(7)	6
Other overseas	17	(6)	11	(14)	3	(11)
Regulatory deposits with central banks overseas:
Other overseas	-	6	6	(2)	6	4
Loans and other receivables:
Australia	972	(35)	937	1,217	(1,607)	(390)
New Zealand	41	13	54	242	(399)	(157)
Other overseas	52	189	241	(25)	68	43

Total change in interest income Interest bearing liabilities	1,077	262	1,339	1,551	(2,141)	(590)

Payables due to other financial institutions:
Australia	7	14	21	(15)	(45)	(60)
New Zealand	7	1	8	1	(2)	(1)
Other overseas	(6)	17	11	(4)	(1)	(5)
Deposits and other borrowings:
Australia	223	(259)	(36)	693	(1,150)	(457)
New Zealand	7	16	23	75	(182)	(107)
Other overseas	37	129	166	(52)	115	63
Loan capital:
Australia	(33)	30	(3)	156	(31)	125
New Zealand	75	7	82	2	-	2
Other overseas	-	2	2	(16)	(7)	(23)
Other interest bearing liabilities:
Australia	198	54	252	(237)	(220)	(457)
New Zealand	(76)	(91)	(167)	98	(138)	(40)
Other overseas	(10)	1	(9)	(5)	7	2

Total change in interest expense	429	(79)	350	696	(1,654)	(958)

Change in net interest income:
Australia	608	216	824	736	(352)	384
New Zealand	-	79	79	88	(113)	(25)
Other overseas	40	46	86	31	(22)	9

Total change in net interest income	648	341	989	855	(487)	368